Loans and Related Allowance for Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
30 to 59 Days Past Due	$ 1,816	$ 1,513
60 to 89 Days Past Due	1,615	2,145
Greater Than 90 Days and Still Accruing	0	0
Total Past Due	3,431	3,658
Current	165,044	173,160
Non-Accrual Status	8,861	9,946
Total Loans	177,336	186,764
Residential [Member]
30 to 59 Days Past Due	107	363
60 to 89 Days Past Due	291	56
Greater Than 90 Days and Still Accruing	0	0
Total Past Due	398	419
Current	61,921	55,034
Non-Accrual Status	162	615
Total Loans	62,481	56,068
Commercial [Member]
30 to 59 Days Past Due	1,480	648
60 to 89 Days Past Due	1	2,048
Greater Than 90 Days and Still Accruing	0	0
Total Past Due	1,481	2,696
Current	37,902	46,556
Non-Accrual Status	2,654	4,170
Total Loans	42,037	53,422
Commercial Real Estate [Member]
30 to 59 Days Past Due	0	337
60 to 89 Days Past Due	1,308	0
Greater Than 90 Days and Still Accruing	0	0
Total Past Due	1,308	337
Current	48,168	48,244
Non-Accrual Status	4,416	3,786
Total Loans	53,892	52,367
Consumer [Member]
30 to 59 Days Past Due	229	165
60 to 89 Days Past Due	15	41
Greater Than 90 Days and Still Accruing	0	0
Total Past Due	244	206
Current	9,651	12,380
Non-Accrual Status	7	40
Total Loans	9,902	12,626
Construction [Member]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
Greater Than 90 Days and Still Accruing	0	0
Total Past Due	0	0
Current	7,402	10,946
Non-Accrual Status	1,622	1,335
Total Loans	$ 9,024	$ 12,281